UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2004
                                                --------------------

Check here if Amendment [ ];        Amendment Number: ___
     This Amendment (Check only one.):        [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             ASSET ADVISORS CORPORATION
Address:          2814A HILLCREEK DRIVE
                  AUGUSTA, GA 30909-6484

Form 13F File Number:    028-06662
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kevin M. Wilson
         -------------------------------------
Title:   Treasurer/CIO
         -------------------------------------
Phone:   706-650-9900
         -------------------------------------

Signature, Place, and Date of Signing:

 /S/ KEVIN M. WILSON                  AUGUSTA, GA          NOVEMBER 12, 2004
 ----------------------------   -----------------------    -----------------
         [Signature] [City, State] [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number       Name

         28- _________________      ___________________________________-
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                           0
                                                  -------------------------

Form 13F Information Table Entry Total:                    123
                                                  -------------------------

Form 13F Information Table Value Total:                  226,607
                                                  -------------------------
                                                        (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                           ASSET ADVISORS CORPORATION

                           FORM 13F INFORMATION TABLE
                              AS OF DATE: 6/30/04


                                                 Market                Investment Descretion                  Voting Authority
          Title                   CUSIP          Value                -------------------------  Other   ---------------------------
Name of Issuer & of Class         Number        (1000's)     Shares  (a)Sole (b)Shared (c)Other  Manager (a)Sole (b)Shared  (c)Other
--------------------------       ----------    ---------     ------   ------- --------- -------- ------- ------- ---------  --------

TOTALS:         123                             226,607   6,233,063


Coca-Cola Company                  191216100     12,397      309536    309536                                                309536
Exxon Mobil Corporation            30231G102     10,769      222812    222812                                                222812
Microsoft Corp.                    594918104      7,506      271477    271477                                                271477
American Express Co                025816109      7,064      137265    137265                                                137265
Johnson & Johnson                  478160104      6,851      121619    121619                                                121619
General Electric Co                369604103      5,681      169169    169169                                                169169
T Rowe Price Group.                74144T108      5,488      107740    107740                                                107740
I Shares US Total Mkt              464287846      5,092       96000     96000                                                 96000
Bank of America Corp               060505104      5,086      117385    117385                                                117385
American Int'l Group               026874107      5,073       74621     74621                                                 74621
Intl Game Technology               459902102      5,028      139860    139860                                                139860
ConocoPhillips                     20825C104      4,841       58436     58436                                                 58436
Jefferson Pilot Corp               475070108      4,118       82920     82920                                                 82920
Suntrust Banks Inc                 867914103      4,047       57477     57477                                                 57477
Hershey Foods Corp                 427866108      4,038       86452     86452                                                 86452
FedEx Corp                         31428X106      3,851       44941     44941                                                 44941
Anheuser-Busch Co Inc              035229103      3,821       76490     76490                                                 76490
Georgia Bank Fin Corp              373127109      3,810      137298    137298                                                137298
Paychex Inc.                       704326107      3,776      125255    125255                                                125255
Wal-Mart Stores                    931142103      3,685       69267     69267                                                 69267
St Joe Company                     790148100      3,554       74400     74400                                                 74400
ThreeM (3M) Company                88579Y101      3,415       42698     42698                                                 42698
Church & Dwight Co                 171340102      3,116      111035    111035                                                111035
BerkshireHathawayClB               084670207      3,029        1055      1055                                                  1055
Royal Dutch Pete                   780257804      2,895       56108     56108                                                 56108
Cousins Properties Inc             222795106      2,836       82650     82650                                                 82650
Mediacom Communications Corp ClA   58446K105      2,605      398984    398984                                                398984
Zimmer Holdings Inc                98956P102      2,576       32590     32590                                                 32590
Sunrise Assisted Living            86768K106      2,544       72450     72450                                                 72450
Merck & Co Inc                     589331107      2,502       75820     75820                                                 75820
Diebold Inc                        253651103      2,337       50040     50040                                                 50040
PetroChina Co                      71646E100      2,027       37700     37700                                                 37700
Carnival Corp                      143658300      2,019       42700     42700                                                 42700
Wachovia Corp                      929903102      1,991       42406     42406                                                 42406
Intuit Inc                         461202103      1,970       43400     43400                                                 43400
Pfizer Inc.                        717081103      1,908       62340     62340                                                 62340
Brown Forman Corp                  115637209      1,841       40200     40200                                                 40200
AGL Resources Inc                  047753108      1,803       58602     58602                                                 58602
General Dynamics Corp              369550108      1,787       17500     17500                                                 17500
PepsiCo Incorporated               713448108      1,785       36700     36700                                                 36700
Stan&Poors Dep Recs                78462F103      1,762       15765     15765                                                 15765
Medco Health Solutions Inc         58405U102      1,758       56900     56900                                                 56900
Block (H&R) Inc                    093671105      1,709       34590     34590                                                 34590
Duke Realty                        264411505      1,706       51400     51400                                                 51400
Newmont Mining Corp                651639106      1,630       35800     35800                                                 35800
Intern'l Business Mach             459200101      1,556       18146     18146                                                 18146
Charles Schwab Corp                808513105      1,523      165740    165740                                                165740
Cameco Corp                        13321L108      1,521       19200     19200                                                 19200
Health Care Ppty Inv Inc           421915109      1,461       56200     56200                                                 56200
Walt Disney Holdings Co            254687106      1,458       64665     64665                                                 64665
Southtrust Corp                    844730101      1,420       34080     34080                                                 34080
Equity Rsntl Pptys Tr              29476L107      1,306       42132     42132                                                 42132
Tribune Company                    896047107      1,284       31200     31200                                                 31200
Cisco Systems                      17275R102      1,279       70660     70660                                                 70660
G&K Services Inc                   361268105      1,266       31860     31860                                                 31860
Thornburg Mortgage Inc             885218107      1,227       42300     42300                                                 42300
T I B Financial Corp               872449103      1,170       53000     53000                                                 53000
Forest Laboratories Inc            345838106      1,155       25700     25700                                                 25700
Polaris Industries Inc             731068102      1,141       20434     20434                                                 20434
Young Innovations Inc              987520103      1,132       34300     34300                                                 34300
Gillette Co                        375766102      1,080       25865     25865                                                 25865
Cintas Corp                        172909105      1,070       25450     25450                                                 25450
Deere & Co                         244199105      1,059       16400     16400                                                 16400
Intel Corp                         458140100      1,008       50239     50239                                                 50239
St Paul Travelers Cos              792860108        990       29947     29947                                                 29947
Alltel Corp.                       020039103        966       17600     17600                                                 17600
Kimberly Clark Corp                494368103        937       14512     14512                                                 14512
Procter & Gamble Co                742718109        933       17248     17248                                                 17248
Lilly (Eli) & Co                   532457108        924       15382     15382                                                 15382
Johnson Controls Inc               478366107        924       16258     16258                                                 16258
Flaherty & Crumrine Pfd Inc Fnd    33848E106        873       64800     64800                                                 64800
Home Depot                         437076102        861       21968     21968                                                 21968
Clarcor Inc                        179895107        834       17500     17500                                                 17500
Peabody Energy Corp                704549104        833       14000     14000                                                 14000
Royal Bank Scotland prd D 9.125%   780097606        806       30500     30500                                                 30500
Harley Davidson Inc                412822108        785       13200     13200                                                 13200
BellSouth Corp                     079860102        777       28640     28640                                                 28640
SBC Communications                 78387G103        765       29492     29492                                                 29492
CitiGroup Inc                      172967101        752       17040     17040                                                 17040
Cross Timbers Royalty Tr           22757R109        738       22250     22250                                                 22250
Delta & Pine Land Co               247357106        717       26786     26786                                                 26786
Southern Company                   842587107        672       22423     22423                                                 22423
Genuine Parts Co                   372460105        490       12755     12755                                                 12755
Regions Financial Corp             7591EP100        480       14533     14533                                                 14533
Macrovision                        555904101        472       19600     19600                                                 19600
Regions Finl Corp I 8%             75914H208        457       17100     17100                                                 17100
Dover Corporation                  260003108        428       11000     11000                                                 11000
Honeywell International            438516106        416       11600     11600                                                 11600
ChevronTexaco Corp                 721467108        400        7456      7456                                                  7456
Amgen Inc                          031162100        398        7000      7000                                                  7000
Georgia Pwr Cap V 7.125            37333R308        369       14000     14000                                                 14000
Nasdaq 100 Trust Ser 1             631100104        362       10300     10300                                                 10300
Scottish Power Plc Adr             81013T705        352       11400     11400                                                 11400
Verizon Communications             92343V104        342        8697      8697                                                  8697
Dominion Res Inc Va New            25746U109        334        5120      5120                                                  5120
Swiss Helvetia Fund Inc            870875101        325       24946     24946                                                 24946
Chattem Incorporated               162456107        319        9900      9900                                                  9900
JM Smuckers Co                     832696405        303        6820      6820                                                  6820
Barrick Gold Corp.                 02451E109        299       14200     14200                                                 14200
Florida East Coast Inds            340632108        297        7900      7900                                                  7900
Schlumberger Ltd                   806857108        288        4280      4280                                                  4280
Bristol Myers Squibb Co            110122108        285       12030     12030                                                 12030
Abbott Labs                        002824100        281        6640      6640                                                  6640
Dell Inc                           24702R101        281        7900      7900                                                  7900
JP Morgan Chase & Co               46625H100        279        7020      7020                                                  7020
Sector Spdr Engy Select            81369Y506        265        7600      7600                                                  7600
Emerson Electric Co                291011104        260        4200      4200                                                  4200
Fortune Brands                     349631100        254        3425      3425                                                  3425
Marsh & McLennan Co Inc            571748102        247        5393      5393                                                  5393
Unitedhealth Group Inc             91324P102        236        3200      3200                                                  3200
iShares Trust Tips                 464287176        229        2200      2200                                                  2200
Morgan Stanley                     617446448        227        4600      4600                                                  4600
Allstate Corp                      020002101        221        4600      4600                                                  4600
Symantec Corp                      871503108        220        4000      4000                                                  4000
Biogen Idec Inc                    09062X103        217        3550      3550                                                  3550
Greater China Fund                 39167B102        217       14000     14000                                                 14000
Caremark Rx Inc                    141705103        208        6500      6500                                                  6500
Fidelity Southern Corp             316320100        161       10560     10560                                                 10560
Flag Financial Corp                33832H107        138       10365     10365                                                 10365
Internap Network Services Corp     45885A102        137      204412    204412                                                204412
Earth Search Science Inc           270313109          1      100000    100000                                                100000
Migratec Inc                       598622108          0       20000     20000                                                 20000


129 equities less than
10000 shares and less than $200000      n/a       6,782      245291    245291                                                245291
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